COMMITMENTS AND CONTINGENCIES (Operating Lease, Future Minimum Lease Payments Schedule) (Details) $ in Millions	Oct. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 44
2020	38
2021	27
2022	22
2023	14
Thereafter	$ 46